Quarterly Holdings Report
for
Fidelity® MSCI Financials Index ETF
October 31, 2024
T04-NPRT1-1224
1.9584809.110

Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
BANKS – 27.0%
Diversified Banks – 20.0%
Bank of America Corp.	1,706,493	$71,365,537
Citigroup, Inc.	463,878	29,767,051
Comerica, Inc.	32,248	2,054,520
Fifth Third Bancorp	167,213	7,303,864
First Citizens BancShares, Inc. Class A	2,470	4,785,255
JPMorgan Chase & Co.	696,119	154,482,728
KeyCorp	231,063	3,985,837
PNC Financial Services Group, Inc.	96,334	18,136,802
U.S. Bancorp	378,444	18,282,630
Wells Fargo & Co.	845,551	54,893,171
		365,057,395
Regional Banks – 7.0%
1st Source Corp.	4,526	268,075
Amalgamated Financial Corp.	5,369	178,063
Amerant Bancorp, Inc.	6,794	144,848
Ameris Bancorp	15,820	980,682
Arrow Financial Corp.	1	18
Associated Banc-Corp.	37,743	896,019
Atlantic Union Bankshares Corp.	19,750	746,550
Axos Financial, Inc. (a)	13,108	887,674
Banc of California, Inc.	31,947	490,706
BancFirst Corp.	4,925	535,397
Bancorp, Inc. (a)	11,153	560,550
Bank First Corp.	2,028	186,596
Bank of Hawaii Corp.	9,579	691,891
Bank OZK	26,433	1,156,444
BankUnited, Inc.	17,947	634,247
Banner Corp.	8,339	534,030
Bar Harbor Bankshares	3,988	128,214
Berkshire Hills Bancorp, Inc.	10,580	288,093
BOK Financial Corp.	7,065	750,515
Brookline Bancorp, Inc.	21,251	239,074
Burke & Herbert Financial Services Corp.	3,121	197,684
Business First Bancshares, Inc.	5,597	146,585
Byline Bancorp, Inc.	7,303	196,524
Cadence Bank	43,307	1,447,753
Camden National Corp.	3,441	144,350
Capital City Bank Group, Inc.	3,169	110,915
Capitol Federal Financial, Inc.	27,535	177,463
Cathay General Bancorp	16,993	781,338
Central Pacific Financial Corp.	5,914	159,323
Citizens Financial Group, Inc.	112,633	4,744,102
City Holding Co.	3,264	380,582
Coastal Financial Corp. (a)	2,722	171,459
Columbia Banking System, Inc.	51,471	1,467,438
Columbia Financial, Inc. (a)	5,762	98,415
Commerce Bancshares, Inc.	29,413	1,838,313
Community Financial System, Inc.	11,986	732,824

	Shares	Value

Community Trust Bancorp, Inc.	4,203	$217,715
ConnectOne Bancorp, Inc.	8,794	213,167
CrossFirst Bankshares, Inc. (a)	11,661	183,078
Cullen/Frost Bankers, Inc.	14,717	1,874,210
Customers Bancorp, Inc. (a)	7,260	334,904
CVB Financial Corp.	33,124	643,599
Dime Community Bancshares, Inc.	8,037	241,673
Eagle Bancorp, Inc.	7,075	185,436
East West Bancorp, Inc.	34,593	3,372,472
Eastern Bankshares, Inc.	45,191	737,969
Enterprise Financial Services Corp.	9,247	487,502
Equity Bancshares, Inc. Class A	3,597	152,837
Farmers National Banc Corp.	9,549	131,394
FB Financial Corp.	9,151	450,229
First BanCorp	39,661	764,664
First Bancorp/Southern Pines NC	9,324	388,811
First Bancshares, Inc.	6,375	213,371
First Busey Corp.	15,427	375,030
First Commonwealth Financial Corp.	25,003	411,049
First Community Bankshares, Inc.	4,066	168,576
First Financial Bancorp	23,355	597,421
First Financial Bankshares, Inc.	29,186	1,054,782
First Financial Corp.	3,142	134,980
First Hawaiian, Inc.	32,827	812,140
First Horizon Corp.	133,893	2,320,366
First Interstate BancSystem, Inc. Class A	23,400	720,720
First Merchants Corp.	15,100	559,455
First Mid Bancshares, Inc.	4,781	182,395
Five Star Bancorp	4,634	139,391
Flagstar Financial, Inc.	72,402	732,708
FNB Corp.	92,517	1,341,497
Fulton Financial Corp.	42,337	766,723
German American Bancorp, Inc.	7,213	292,054
Glacier Bancorp, Inc.	27,537	1,436,055
Great Southern Bancorp, Inc.	2,030	115,081
Greene County Bancorp, Inc.	1,955	54,740
Hancock Whitney Corp.	21,364	1,112,637
Hanmi Financial Corp.	5,332	121,943
HarborOne Bancorp, Inc.	8,409	99,815
HBT Financial, Inc.	3,574	76,341
Heartland Financial USA, Inc.	10,531	626,595
Heritage Commerce Corp.	17,595	170,847
Heritage Financial Corp.	8,129	186,886
Hilltop Holdings, Inc.	11,272	345,261
Home BancShares, Inc.	45,338	1,237,274
Hope Bancorp, Inc.	29,902	370,486
Horizon Bancorp, Inc.	11,915	190,878
Huntington Bancshares, Inc.	355,873	5,548,060
Independent Bank Corp.	9,995	628,686
Independent Bank Corp.	6,837	224,117

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
Independent Bank Group, Inc.	9,024	$526,641
International Bancshares Corp.	13,840	847,838
Kearny Financial Corp.	11,438	79,952
Lakeland Financial Corp.	6,094	396,537
Live Oak Bancshares, Inc.	7,954	315,853
M&T Bank Corp.	40,275	7,840,737
Mercantile Bank Corp.	4,576	196,127
Metrocity Bankshares, Inc.	5,322	157,425
Metropolitan Bank Holding Corp. (a)	2,311	123,639
Midland States Bancorp, Inc.	5,953	147,694
National Bank Holdings Corp. Class A	7,421	333,648
NB Bancorp, Inc. (a)	8,251	155,861
NBT Bancorp, Inc.	11,247	500,267
Nicolet Bankshares, Inc.	3,186	323,984
Northfield Bancorp, Inc.	10,035	118,112
Northwest Bancshares, Inc.	31,074	412,973
OceanFirst Financial Corp.	14,464	263,245
OFG Bancorp	11,205	451,225
Old National Bancorp	78,417	1,510,311
Old Second Bancorp, Inc.	10,598	174,019
Origin Bancorp, Inc.	6,805	213,609
Pacific Premier Bancorp, Inc.	22,634	577,393
Park National Corp.	3,980	687,664
Pathward Financial, Inc.	6,097	431,424
Peapack-Gladstone Financial Corp.	3,378	108,569
Peoples Bancorp, Inc.	8,790	270,556
Pinnacle Financial Partners, Inc.	18,784	1,980,773
Popular, Inc.	18,171	1,621,398
Preferred Bank	2,071	174,730
Premier Financial Corp.	10,089	248,795
Prosperity Bancshares, Inc.	22,835	1,671,522
Provident Financial Services, Inc.	29,627	553,432
QCR Holdings, Inc.	4,344	343,610
Regions Financial Corp.	223,641	5,338,311
Renasant Corp.	15,053	513,458
Republic Bancorp, Inc. Class A	2,177	146,948
S&T Bancorp, Inc.	9,434	358,303
Sandy Spring Bancorp, Inc.	11,111	373,774
Seacoast Banking Corp. of Florida	19,311	515,604
ServisFirst Bancshares, Inc.	12,337	1,025,698
Simmons First National Corp. Class A	29,433	682,846
South Plains Financial, Inc.	3,147	106,054
Southern Missouri Bancorp, Inc.	2,123	125,894
Southside Bancshares, Inc.	6,591	213,548
SouthState Corp.	18,227	1,777,679
Stellar Bancorp, Inc.	11,834	322,121
Stock Yards Bancorp, Inc.	6,601	425,632

		Shares	Value

Synovus Financial Corp.		37,146	$1,852,471
Texas Capital Bancshares, Inc. (a)		10,764	828,290
TFS Financial Corp.		12,024	154,508
Tompkins Financial Corp.		2,498	161,221
Towne Bank		18,337	596,319
TriCo Bancshares		8,051	344,019
Triumph Financial, Inc. (a)		5,318	469,952
Truist Financial Corp.		325,450	14,010,622
TrustCo Bank Corp.		4,098	135,152
Trustmark Corp.		13,852	480,941
UMB Financial Corp.		11,149	1,223,380
United Bankshares, Inc.		32,852	1,237,863
United Community Banks, Inc.		27,512	782,992
Univest Financial Corp.		8,641	240,479
Valley National Bancorp		104,791	992,371
Veritex Holdings, Inc.		12,848	346,896
WaFd, Inc.		19,766	671,649
Washington Trust Bancorp, Inc.		4,315	147,271
Webster Financial Corp.		42,421	2,197,408
WesBanco, Inc.		14,688	461,938
Westamerica BanCorp		6,264	322,721
Western Alliance Bancorp		25,572	2,127,846
Wintrust Financial Corp.		16,160	1,872,782
WSFS Financial Corp.		14,439	709,966
Zions Bancorp NA		36,191	1,884,103
			126,779,367
TOTAL BANKS	491,836,762
CAPITAL MARKETS – 24.0%
Asset Management & Custody Banks – 8.7%
Affiliated Managers Group, Inc.		7,848	1,521,727
Ameriprise Financial, Inc.		24,016	12,255,365
ARES Management Corp. Class A		45,093	7,561,194
Artisan Partners Asset Management, Inc. Class A		16,591	731,663
Bank of New York Mellon Corp.		178,847	13,477,910
Blackrock, Inc.		36,012	35,328,852
Blackstone, Inc.		173,197	29,053,797
Blue Owl Capital, Inc.		114,780	2,566,481
Brightsphere Investment Group, Inc.		7,606	200,722
Carlyle Group, Inc.		56,980	2,850,709
Cohen & Steers, Inc.		6,489	640,919
Diamond Hill Investment Group, Inc.		429	64,745
DigitalBridge Group, Inc.		42,052	659,796
Federated Hermes, Inc.		18,690	750,030
Franklin Resources, Inc.		70,742	1,469,311
Hamilton Lane, Inc. Class A		9,325	1,675,143
Invesco Ltd.		80,905	1,402,893
Janus Henderson Group PLC		32,356	1,336,626
KKR & Co., Inc.		150,585	20,816,871
Northern Trust Corp.		49,664	4,992,225
P10, Inc. Class A		10,539	116,456
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Asset Management & Custody Banks – continued
SEI Investments Co.	26,566	$1,986,074
State Street Corp.	72,280	6,707,584
StepStone Group, Inc. Class A	14,287	859,077
T. Rowe Price Group, Inc.	54,270	5,962,102
TPG, Inc.	17,776	1,203,080
Victory Capital Holdings, Inc. Class A	10,573	633,640
Virtus Investment Partners, Inc.	1,802	389,899
WisdomTree, Inc.	30,198	312,549
		157,527,440
Financial Exchanges & Data – 7.8%
Cboe Global Markets, Inc.	25,431	5,431,299
CME Group, Inc.	87,271	19,667,393
Coinbase Global, Inc. Class A (a)	46,138	8,270,237
Donnelley Financial Solutions, Inc. (a)	7,215	420,923
FactSet Research Systems, Inc.	9,124	4,142,843
Intercontinental Exchange, Inc.	139,028	21,670,294
MarketAxess Holdings, Inc.	9,044	2,617,514
Moody's Corp.	39,836	18,087,137
Morningstar, Inc.	6,741	2,211,385
MSCI, Inc.	19,155	10,941,336
Nasdaq, Inc.	104,336	7,712,517
Open Lending Corp. Class A (a)	24,246	135,778
S&P Global, Inc.	77,583	37,267,770
Tradeweb Markets, Inc. Class A	28,087	3,567,049
		142,143,475
Investment Banking & Brokerage – 7.5%
B Riley Financial, Inc.	3,951	23,291
BGC Group, Inc. Class A	87,922	823,829
Charles Schwab Corp.	366,234	25,940,354
Evercore, Inc. Class A	8,928	2,358,510
Freedom Holding Corp. (a)	4,266	462,434
Goldman Sachs Group, Inc.	78,402	40,595,772
Houlihan Lokey, Inc.	12,599	2,176,729
Interactive Brokers Group, Inc. Class A	24,617	3,756,062
Jefferies Financial Group, Inc.	40,913	2,617,614
Lazard, Inc.	22,102	1,171,185
LPL Financial Holdings, Inc.	18,103	5,108,305
Moelis & Co. Class A	15,775	1,047,460
Morgan Stanley	296,155	34,428,019
Perella Weinberg Partners	12,646	255,829
Piper Sandler Cos.	4,436	1,258,227
PJT Partners, Inc. Class A	5,662	786,791
Raymond James Financial, Inc.	47,697	7,069,649
Robinhood Markets, Inc. Class A (a)	128,422	3,016,633
Stifel Financial Corp.	25,043	2,594,956
StoneX Group, Inc. (a)	7,104	639,644

		Shares	Value

Virtu Financial, Inc. Class A		20,749	$642,389
			136,773,682
TOTAL CAPITAL MARKETS	436,444,597
CONSUMER FINANCE – 4.4%
Consumer Finance – 4.4%
Ally Financial, Inc.		66,453	2,329,177
American Express Co.		139,597	37,702,358
Bread Financial Holdings, Inc.		3,086	153,837
Capital One Financial Corp.		92,896	15,122,540
Credit Acceptance Corp. (a)		1,617	687,225
Discover Financial Services		60,930	9,043,840
Encore Capital Group, Inc. (a)		5,004	228,583
Enova International, Inc. (a)		6,744	586,121
EZCORP, Inc. Class A (a)		12,468	143,257
FirstCash Holdings, Inc.		9,813	1,015,351
Green Dot Corp. Class A (a)		11,604	131,821
LendingClub Corp. (a)		28,350	402,003
LendingTree, Inc. (a)		2,756	157,175
Moneylion, Inc. (a)		1,811	77,819
Navient Corp.		22,711	323,177
Nelnet, Inc. Class A		3,220	362,894
NerdWallet, Inc. Class A (a)		9,533	140,040
OneMain Holdings, Inc.		30,728	1,526,260
PRA Group, Inc. (a)		9,024	181,924
PROG Holdings, Inc.		10,812	472,160
SLM Corp.		49,746	1,095,904
SoFi Technologies, Inc. (a)		242,518	2,708,926
Synchrony Financial		97,169	5,357,899
Upstart Holdings, Inc. (a)		18,104	881,303
World Acceptance Corp. (a)		827	94,361
TOTAL CONSUMER FINANCE	80,925,955
FINANCIAL SERVICES – 26.7%
Commercial & Residential Mortgage Finance – 0.6%
Enact Holdings, Inc.		8,838	301,287
Essent Group Ltd.		26,185	1,571,362
Federal Agricultural Mortgage Corp. Class C		2,350	430,684
Merchants Bancorp		5,572	205,830
MGIC Investment Corp.		65,006	1,627,750
Mr. Cooper Group, Inc. (a)		16,196	1,434,156
NMI Holdings, Inc. Class A (a)		19,516	754,879
PennyMac Financial Services, Inc.		10,208	1,017,533
Radian Group, Inc.		36,936	1,289,436
Rocket Cos., Inc. Class A (a)		31,036	499,680
UWM Holdings Corp.		23,513	151,424
Walker & Dunlop, Inc.		8,263	903,724
			10,187,745
Diversified Financial Services – 1.1%
Apollo Global Management, Inc.		96,520	13,827,455
Equitable Holdings, Inc.		80,423	3,646,379

Quarterly Report	4

Common Stocks – continued
		Shares	Value
FINANCIAL SERVICES – continued
Diversified Financial Services – continued
Jackson Financial, Inc. Class A		17,006	$1,699,750
Voya Financial, Inc.		23,897	1,918,929
			21,092,513
Mortgage REITs – 0.0%
HA Sustainable Infrastructure Capital, Inc.		27,861	974,856
Multi-Sector Holdings – 8.0%
Berkshire Hathaway, Inc. Class B (a)		320,989	144,740,360
Cannae Holdings, Inc.		12,441	246,954
Compass Diversified Holdings		16,418	356,270
			145,343,584
Transaction & Payment Processing Services – 17.0%
Affirm Holdings, Inc. (a)		57,985	2,542,642
AvidXchange Holdings, Inc. (a)		41,470	341,713
Block, Inc. (a)		135,296	9,784,607
Cantaloupe, Inc. (a)		17,590	155,847
Cass Information Systems, Inc.		4,064	168,087
Corpay, Inc. (a)		16,270	5,364,544
Euronet Worldwide, Inc. (a)		10,986	1,081,792
EVERTEC, Inc.		15,291	500,933
Fidelity National Information Services, Inc.		135,086	12,121,267
Fiserv, Inc. (a)		142,450	28,190,855
Flywire Corp. (a)		27,353	476,489
Global Payments, Inc.		62,225	6,453,355
I3 Verticals, Inc. Class A (a)		6,511	149,688
International Money Express, Inc. (a)		8,344	146,771
Jack Henry & Associates, Inc.		17,776	3,233,988
Marqeta, Inc. Class A (a)		99,203	561,489
Mastercard, Inc. Class A		201,212	100,523,503
NCR Atleos Corp. (a)		16,984	444,641
Paymentus Holdings, Inc. Class A (a)		4,910	120,835
Payoneer Global, Inc. (a)		67,190	579,178
PayPal Holdings, Inc. (a)		240,946	19,107,018
Remitly Global, Inc. (a)		35,199	632,878
Repay Holdings Corp. (a)		21,554	171,462
Shift4 Payments, Inc. Class A (a)		13,737	1,242,374
Toast, Inc. Class A (a)		88,937	2,670,778
Visa, Inc. Class A		381,481	110,572,268
Western Union Co.		59,846	643,943
WEX, Inc. (a)		10,177	1,756,550
			309,739,495
TOTAL FINANCIAL SERVICES	487,338,193
INSURANCE – 16.8%
Insurance Brokers – 4.1%
Aon PLC Class A		47,314	17,358,087
Arthur J Gallagher & Co.		52,973	14,896,008

	Shares	Value

Baldwin Insurance Group, Inc. Class A (a)	15,958	$738,217
Brown & Brown, Inc.	58,829	6,155,867
Crawford & Co. Class A	5,757	64,133
Goosehead Insurance, Inc. Class A (a)	5,890	641,421
Hagerty, Inc. Class A (a)	7,159	77,102
Marsh & McLennan Cos., Inc.	119,460	26,070,950
Ryan Specialty Holdings, Inc.	24,571	1,618,492
Willis Towers Watson PLC	24,859	7,512,141
		75,132,418
Life & Health Insurance – 2.9%
Aflac, Inc.	132,000	13,832,280
Brighthouse Financial, Inc. (a)	17,216	814,317
CNO Financial Group, Inc.	29,463	1,013,527
F&G Annuities & Life, Inc.	4,203	168,540
Genworth Financial, Inc. Class A (a)	108,982	734,539
Globe Life, Inc.	22,953	2,423,837
Lincoln National Corp.	40,682	1,413,699
MetLife, Inc.	148,111	11,614,865
Oscar Health, Inc. Class A (a)	39,716	667,229
Primerica, Inc.	8,791	2,433,437
Principal Financial Group, Inc.	56,813	4,681,391
Prudential Financial, Inc.	88,070	10,786,813
Unum Group	43,456	2,789,006
		53,373,480
Multi-line Insurance – 0.7%
American International Group, Inc.	162,592	12,337,481
Horace Mann Educators Corp.	10,194	379,625
		12,717,106
Property & Casualty Insurance – 8.4%
Allstate Corp.	64,008	11,938,772
Ambac Financial Group, Inc. (a)	11,894	134,521
American Financial Group, Inc.	17,921	2,310,554
AMERISAFE, Inc.	4,111	222,199
Arch Capital Group Ltd. (a)	90,815	8,950,726
Assurant, Inc.	13,231	2,536,383
Assured Guaranty Ltd.	13,327	1,112,271
Axis Capital Holdings Ltd.	20,928	1,637,825
Bowhead Specialty Holdings, Inc. (a)	2,024	58,919
Chubb Ltd.	93,466	26,398,537
Cincinnati Financial Corp.	38,235	5,384,635
Donegal Group, Inc. Class A	4,407	66,810
Employers Holdings, Inc.	5,939	289,348
Erie Indemnity Co. Class A	6,150	2,760,366
Fidelity National Financial, Inc.	62,080	3,735,354
First American Financial Corp.	25,189	1,615,874
Hamilton Insurance Group Ltd. Class B (a)	5,829	101,541
Hanover Insurance Group, Inc.	8,432	1,250,719
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
INSURANCE – continued
Property & Casualty Insurance – continued
Hartford Financial Services Group, Inc.		72,862	$8,046,879
HCI Group, Inc.		2,236	253,361
Kemper Corp.		15,717	978,698
Kinsale Capital Group, Inc.		5,369	2,298,523
Lemonade, Inc. (a)		12,565	298,670
Loews Corp.		46,683	3,686,090
Markel Group, Inc. (a)		3,161	4,874,294
Mercury General Corp.		6,954	470,299
Old Republic International Corp.		64,490	2,252,636
Palomar Holdings, Inc. (a)		6,097	547,328
ProAssurance Corp. (a)		11,588	172,545
Progressive Corp.		141,884	34,453,692
RLI Corp.		9,763	1,522,735
Root, Inc. Class A (a)		1,876	128,300
Safety Insurance Group, Inc.		3,438	269,075
Selective Insurance Group, Inc.		14,512	1,317,980
Skyward Specialty Insurance Group, Inc. (a)		8,761	387,324
Stewart Information Services Corp.		6,632	456,282
Tiptree, Inc.		6,656	135,849
Travelers Cos., Inc.		55,380	13,620,157
Trupanion, Inc. (a)		8,665	474,669
United Fire Group, Inc.		5,269	103,483
Universal Insurance Holdings, Inc.		7,227	144,106
W.R. Berkley Corp.		74,656	4,268,083
White Mountains Insurance Group Ltd.		627	1,126,807
			152,793,219
Reinsurance – 0.7%
Enstar Group Ltd. (a)		3,028	976,530
Everest Group Ltd.		10,576	3,760,931
Reinsurance Group of America, Inc.		16,216	3,422,873
RenaissanceRe Holdings Ltd.		12,814	3,362,394
SiriusPoint Ltd. (a)		26,669	350,431
			11,873,159
TOTAL INSURANCE	305,889,382
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.7%
Mortgage REITs – 0.7%
AGNC Investment Corp.		174,828	1,627,649
Annaly Capital Management, Inc.		121,238	2,304,734
Apollo Commercial Real Estate Finance, Inc.		34,495	306,661
Arbor Realty Trust, Inc.		42,371	624,549

		Shares	Value

ARMOUR Residential REIT, Inc.		10,650	$199,687
Blackstone Mortgage Trust, Inc. Class A		38,576	702,469
BrightSpire Capital, Inc.		35,321	214,752
Chimera Investment Corp.		18,393	277,734
Claros Mortgage Trust, Inc.		27,254	171,428
Dynex Capital, Inc.		16,748	204,493
Ellington Financial, Inc.		19,954	241,244
Franklin BSP Realty Trust, Inc.		19,635	255,451
Invesco Mortgage Capital, Inc.		11,494	92,757
KKR Real Estate Finance Trust, Inc.		12,752	147,796
Ladder Capital Corp.		33,361	380,649
MFA Financial, Inc.		25,618	314,845
New York Mortgage Trust, Inc.		20,121	116,098
PennyMac Mortgage Investment Trust		22,526	303,650
Ready Capital Corp.		45,813	313,819
Redwood Trust, Inc.		32,144	235,294
Rithm Capital Corp.		123,589	1,308,808
Starwood Property Trust, Inc.		71,460	1,410,620
TPG RE Finance Trust, Inc.		14,490	127,657
Two Harbors Investment Corp.		24,499	281,738
TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)	12,164,582
TOTAL COMMON STOCKS (Cost $1,289,423,957)			1,814,599,471
Money Market Fund – 0.3%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.76% (b) (Cost $5,429,000)		5,429,000	5,429,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,294,852,957)	1,820,028,471
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	1,265,447
NET ASSETS – 100.0%	$1,821,293,918

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $310,600 of cash collateral to cover margin requirements for futures contracts.

Quarterly Report	6

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Financial Select Sector Index Contracts (United States)	39	December 2024	5,624,190	$ 163,242	$ 163,242
CME E-mini Russell 2000 Index Contracts (United States)	7	December 2024	773,010	3,977	3,977
Total Equity Index Contracts					$167,219
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
7	Quarterly Report

Schedule of Investments (Unaudited)–continued
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	8

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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9	Quarterly Report

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